Loans Receivable, Net (Schedule of Allowance for Loan Losses) (Details) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 14,615,198	$ 10,241,970	$ 11,318,371
Provision For Loan Losses	1,975,000	450,000	2,645,381
Charge-Offs	(7,422,393)	(3,114,833)	(5,209,830)
Recoveries	2,150,566	780,359	1,488,048
Ending Balance	11,318,371	8,357,496	10,241,970
Residential Real Estate
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	1,928,625	1,706,643	1,521,559
Provision For Loan Losses	183,236	(91,991)	1,030,237
Charge-Offs	(647,161)	(359,021)	(1,118,168)
Recoveries	56,859	136,434	273,015
Ending Balance	1,521,559	1,392,065	1,706,643
Consumer
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	1,498,111	847,777	1,001,271
Provision For Loan Losses	(227,872)	352,305	(5,306)
Charge-Offs	(286,612)	(372,460)	(207,230)
Recoveries	17,644	59,094	59,042
Ending Balance	1,001,271	886,716	847,777
Commercial Business
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	644,855	426,658	618,919
Provision For Loan Losses	175,141	(53,435)	(187,377)
Charge-Offs	(209,898)	(328,094)	(31,831)
Recoveries	8,821	114,224	26,947
Ending Balance	618,919	159,353	426,658
Commercial Real Estate
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	10,543,607	7,260,892	8,176,622
Provision For Loan Losses	1,844,495	243,121	1,807,827
Charge-Offs	(6,278,722)	(2,055,258)	(3,852,601)
Recoveries	2,067,242	470,607	1,129,044
Ending Balance	$ 8,176,622	$ 5,919,362	$ 7,260,892